Significant Accounting Policies (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2022
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	6-33
Mainly Useful Lives Or Depreciation Rates Property Plant And Equipment	33
Photovoltaic plants in Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	4-5
Mainly Useful Lives Or Depreciation Rates Property Plant And Equipment	4-5
Photovoltaic plants in Italy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	5
Mainly Useful Lives Or Depreciation Rates Property Plant And Equipment	5
Anaerobic digestion plants in the Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	8
Mainly Useful Lives Or Depreciation Rates Property Plant And Equipment	8
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	Over the shorter of the lease period or the life of the asset
Mainly Useful Lives Or Depreciation Rates Property Plant And Equipment	7